Inventory (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Inventory 1		$ 18,322
Inventory 2		0
Inventory 1	18,322
Inventory 2	$ 18,322